Insurance contracts and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Contracts And Contingencies
Schedule of legal proceedings and contingencies

	Labor	Civil	Taxes (i)	Total

Balances as of December 31, 2019	2,501	2,768	-	5,269
Business combinations	2,741	2,348	27,487	32,576
Additions	562	10,869	7,853	19,284
Reversals	(1,285)	(2,705)	-	(3,990)
Balances as of December 31, 2020	4,519	13,280	35,340	53,139
Business combinations	16,597	6,017	57,638	80,252
Additions *	5,418	5,101	14,225	24,744
Reversals	(1,044)	(1,470)	(7,334)	(9,848)
Balances as of December 31, 2021	25,490	22,928	99,869	148,287
Additions	2,300	7,911	63,698	73,909
Reversals	(5,306)	(6,175)	(14,861)	(26,342)
Balances as of December 31, 2022	22,484	24,664	148,706	195,854

*	The amount of R$ 4,232 is related to tax legal proceedings attributed to the selling shareholders (R$9,940 for the year ended December 31, 2020). The same amount was recorded as indemnification assets in the statement of financial position in other assets.

(i)	During the year ended December 31, 2022, R$48,333 of tax contingencies were added with a corresponding increase of goodwill (Unigranrio as disclosed in note 12) and indemnification assets.

Schedule of social security proceedings assessed by Management

	2022	2021

Labor	13,914	5,098
Civil	59,603	56,501
Taxes and social security	4,931	4,459
Total	78,448	66,058